Other Non-Current Assets	6 Months Ended
Mar. 31, 2026
Other Non-Current Assets [Abstract]
OTHER NON-CURRENT ASSETS

12. OTHER NON-CURRENT ASSETS

As of September 30, 2025 and March 31, 2026, other non-current assets consisted of the following:

	As of September 30, 2025	As of March 31, 2026
		(Unaudited)
Prepayment for purchase of customized equipment (1)	$6,884,675	$-
Prepayment for equity investment (2)	-	1,200,000
Prepaid construction fee	1,190,877	-
Long-term security deposit for land use right (3)	621,523	-
Deductible input VAT	283,420	849,353
Loans to third parties	69,051	17,904
Others	1,405	725
Other non-current assets	$9,050,951	$2,067,982

(1)	In May 2023, the Group entered into procurement agreements (the “Procurement Agreements”) with three suppliers for the purchase of production equipment. In October and November 2025, the Group entered into three termination agreements. Pursuant to the termination agreements, the customized equipment purchase transactions were terminated, and the suppliers agreed to refund the previously made prepayments of $6,884,675 for equipment purchases by January 2026. As a result, the related capital commitments were relieved upon execution of the termination agreements. The refund was fully collected during the six months ended March 31, 2026.

(2)	On February 2, 2026, the Group entered into a share purchase agreement to acquire 30% of the issued and outstanding shares of an unrelated company for total consideration of $7,200,000. As of March 31, 2026, the Group had paid $1,200,000, which was recorded as prepayment for equity investment, and the remaining unpaid consideration of $6,000,000 was recorded as a capital commitment. The remaining consideration was fully paid subsequent to March 31, 2026 and before the issuance of these unaudited interim condensed consolidated financial statements. The amount will be recognized in long-term investments upon completion of the share transfer and when the Group obtains the related equity interest.

(3)	The balance was the long-term security deposit to the Bureau of Finance in Wujin Technology Industrial District guaranteeing the Group’s investment in the construction of Changzhou manufacturing plants. During the six months ended March 31, 2026, management reassessed the Group’s future investment and expansion plan after the substantial completion of the plant and determined that the Group was no longer expected to satisfy the relevant conditions for refund of the deposit. Accordingly, the Group recognized a loss on forfeiture of land-use-right security deposit of $641,436 in non-operating expense for the six months ended March 31, 2026.